Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Leases
2023	$ 1,585,224
2024	1,539,142
2025	1,516,126
2026	1,533,882
2027	240,688
Total minimum lease payments	6,415,062
Less: Imputed interest	(1,176,855)
Total	$ 5,238,207	$ 6,083,690